OTHER REQUIRED DISCLOSURES (Financial Debt Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (2,440,243)	$ (2,387,501)
Cash flows	183,655	20,343
Reclassifications	0	0
Acquisitions - finance leases	(18,289)	(13,040)
Foreign exchange adjustments	(89,812)	174,358
Other non cash movements	(240,832)	(234,403)
Liabilities arising from financing activities, ending balance	(2,605,521)	(2,440,243)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(210,124)	(241,087)
Cash flows	73,858	70,632
Reclassifications	0	0
Acquisitions - finance leases	(18,289)	(13,040)
Foreign exchange adjustments	(7,911)	11,403
Other non cash movements	(24,068)	(38,032)
Liabilities arising from financing activities, ending balance	(186,534)	(210,124)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(670,072)	(940,453)
Cash flows	481,576	541,250
Reclassifications	(199,666)	(106,116)
Acquisitions - finance leases	0	0
Foreign exchange adjustments	(4,293)	27,514
Other non cash movements	(211,945)	(192,267)
Liabilities arising from financing activities, ending balance	(604,400)	(670,072)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,560,047)	(1,205,961)
Cash flows	(371,779)	(591,539)
Reclassifications	199,666	106,116
Acquisitions - finance leases	0	0
Foreign exchange adjustments	(77,608)	135,441
Other non cash movements	(4,819)	(4,104)
Liabilities arising from financing activities, ending balance	$ (1,814,587)	$ (1,560,047)